Provisions and Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Provisions and Other Non-Current Liabilities

	December 31,

	2020	2019
Net defined benefit plan obligations (see note 26)	598	714
Other financial liabilities (see note 19)	224	256
Deferred compensation and employee incentives (1)	111	141
Provisions	140	126
Other non-current liabilities	10	27
Total provisions and other non-current liabilities	1,083	1,264
(1) In June 2020, the Company amended its non-employee director compensation plan such that the directors no longer control the decision as to whether DSUs earned as part of their compensation are settled in cash or common shares. As a result, director DSUs are now classified as equity settled and $27 million was reclassified to “Contributed surplus.”

Summary of Movement in Provisions
The following table presents the movement in provisions for the years ended December 31, 2020 and 2019:

	Employee- Related	Restructuring	Facilities- Related	Other	Total
Balance at December 31, 2018	-	94	28	209	331
Charges	12	117	3	70	202
Utilization	(25)	(145)	(18)	(113)	(301)
Translation and other, net	13	(10)	14	(4)	13
Balance at December 31, 2019	-	56	27	162	245
Less: short-term provisions	-	56	2	61	119
Long-term provisions	-	-	25	101	126

Balance at December 31, 2019	-	56	27	162	245
Charges	61	-	3	30	94
Utilization	(15)	(52)	(2)	(7)	(76)
Translation and other, net	-	1	-	(13)	(12)
Balance at December 31, 2020	46	5	28	172	251
Less: short-term provisions	46	5	3	57	111
Long-term provisions	-	-	25	115	140